Filed Pursuant to Rule 497(d)

INVESCO UNIT TRUSTS, MUNICIPAL SERIES

INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES

INSURED MUNICIPALS INCOME TRUST

INVESTORS' QUALITY TAX-EXEMPT TRUST

VAN KAMPEN FOCUS PORTFOLIOS, MUNICIPAL SERIES

VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES

VAN KAMPEN MERRITT INSURED INCOME TRUST

VAN KAMPEN AMERICAN CAPITAL INSURED INCOME TRUST

VAN KAMPEN FOCUS PORTFOLIOS INSURED INCOME TRUST

VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES

VAN KAMPEN INSURED INCOME TRUST

VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES

Supplement

Notwithstanding anything to the contrary in the Registration Statement for each Trust, commencing November 1, 2020, Invesco Investment Advisers, LLC, an affiliate of the Sponsor, replaced ICE Data Pricing & Reference Data, LLC, as Evaluator. Invesco Investment Advisers, LLC shall be compensated $0.35 per $1,000 principal amount of securities per Trust annually, in contrast to the prior compensation of $0.39 per $1,000 principal amount of securities per Trust annually for ICE Data Pricing & Reference Data, LLC.

Supplement Dated: October 30, 2020